Expense Example, No Redemption (Vanguard Municipal Cash Management Fund Institutional)	Vanguard Municipal Cash Management Fund Vanguard Municipal Cash Management Fund - Investor Shares 9/1/2013 - 8/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	1
3 YEAR	3
5 YEAR	6
10 YEAR	13